PIPE TRANSACTION	12 Months Ended
Dec. 31, 2022
Pipe Transaction
PIPE TRANSACTION

4. PIPE TRANSACTION

On December 2, 2020, the Company completed an equity investment by private equity funds indirectly controlled by Insight Holdings Group, LLC (the “Insight Partners”) for gross proceeds of USD $20 million (approximately CAD $26.28 million)

Insight Partners was issued 17.3 million preferred units (the “Preferred Units”) of a newly and wholly owned subsidiary of the Company, Real PIPE, LLC formed under the laws of the State of Delaware, that were exchangeable into the same number of Common Shares and 17.3 million Common Share purchase warrants of the Company (“Warrants”). Each Warrant entitled the holder to subscribe and purchase one Common Share at an exercise price of $1.48 (CAD $1.90) for a period of 5 years, subject to certain acceleration terms. The Preferred Units were exchangeable, at any time at Insight Partners’ option, and at the option of the Company on the earlier of: (i) the listing the Common Shares on a nationally recognized stock exchange in the United States; (ii) the Company’s market capitalization equaling or exceeding US$500 million for a 30-consecutive trading day period; or (iii) immediately prior to a transaction by which the Company is acquired by a third party on an arms’ length basis (each, a “Forced Exchange Event”), into Common Shares on a one-for-one basis

THE REAL BROKERAGE, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022 AND 2021

On June 15, 2021, in connection with the listing of the Common Shares on the NASDAQ, Real delivered an Acceleration Notice to certain funds managed by Insight Partners providing for the acceleration of the expiry date to June 30, 2021, of an aggregate 17.3 million, previously issued Warrants. All Warrants held by Insight Partners were exercised into Common Shares for gross proceeds of $26.6 million (CAD $32.8 million) on June 28, 2021.

On August 3, 2021, Insight Partners was issued an aggregate of 17.3 million Common Shares in exchange of the Insight Partners’ Preferred Units in connection with the Forced Exchange Event.